Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.2%)
Australia (5.0%)
	Stockland	2,151,922	7,629
	Charter Hall Group	478,166	6,160
*	MAC Copper Ltd.	519,007	6,115
*	Xero Ltd.	49,603	5,712
	Challenger Ltd.	1,075,640	5,653
	ASX Ltd.	102,999	4,617
	Evolution Mining Ltd.	908,063	4,110
	Iluka Resources Ltd.	1,155,018	3,784
	Cochlear Ltd.	17,475	3,568
*	James Hardie Industries plc	120,016	3,150
*	Genesis Minerals Ltd.	1,235,813	2,903
	Liberty Financial Group Ltd.	1,094,968	2,716
*	Judo Capital Holdings Ltd.	2,653,509	2,559
	Orora Ltd.	1,487,928	1,975
	Deterra Royalties Ltd.	715,170	1,894
*	FireFly Metals Ltd.	2,664,685	1,865
*	SiteMinder Ltd.	474,594	1,574
	CAR Group Ltd.	52,234	1,271
*	Sandfire Resources Ltd.	187,552	1,262
*	Nufarm Ltd.	426,008	704
*	Lynas Rare Earths Ltd.	23,782	160
			69,381
Austria (2.3%)
[1]	BAWAG Group AG	131,711	16,623
	DO & CO AG	37,681	8,501
	Wienerberger AG	160,980	5,396
*	Addiko Bank AG	49,146	1,226
			31,746
Belgium (2.1%)
	Warehouses De Pauw CVA	265,574	6,197
	KBC Ancora	77,966	5,668
	Elia Group SA/NV Class B	44,825	5,172
	VGP NV	40,621	4,272
[2]	Recticel SA	297,518	3,620
	D'ieteren Group	14,310	2,827
	Aedifica SA	22,685	1,669
			29,425
Brazil (1.6%)
	TOTVS SA	1,096,870	8,543
	Rumo SA	2,816,345	8,319
	TIM SA	1,330,600	4,921
*,1	Hapvida Participacoes e Investimentos SA	137,371	811
			22,594
Canada (2.1%)
*	NGEx Minerals Ltd.	540,393	7,632
*	Montage Gold Corp.	1,375,729	4,289
*	IMAX Corp.	121,696	3,139
*	NuVista Energy Ltd.	232,669	2,458
*	Faraday Copper Corp.	3,004,425	2,407
	Lundin Mining Corp.	213,751	2,183
	Peyto Exploration & Development Corp.	134,621	1,889
	Birchcliff Energy Ltd.	374,982	1,827
	MEG Energy Corp.	62,778	1,237
	PrairieSky Royalty Ltd.	56,344	969
	Topaz Energy Corp.	44,085	819
*	Canada Goose Holdings Inc.	66,167	724
			29,573
Chile (0.1%)
*	Marimaca Copper Corp.	317,903	2,044

		Shares	Market Value ($000)
China (1.6%)
	ENN Energy Holdings Ltd.	452,234	3,686
*,2	Zai Lab Ltd. ADR	94,289	3,564
	Tongcheng Travel Holdings Ltd.	1,138,000	2,851
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,801,469	2,464
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	323,800	2,299
[1]	BOC Aviation Ltd.	234,381	2,129
*	Kanzhun Ltd. ADR	87,778	1,664
	Minth Group Ltd.	393,600	1,299
	Zhongsheng Group Holdings Ltd.	640,547	1,078
*,2	Pony AI Inc. ADR	54,533	733
			21,767
Denmark (1.7%)
	FLSmidth & Co. A/S	113,278	6,664
	Royal Unibrew A/S	54,976	4,112
	Ringkjoebing Landbobank A/S	16,108	3,551
*	Ascendis Pharma A/S ADR	18,546	3,218
*	ALK-Abello A/S Class B	109,795	3,186
*	Dfds A/S	129,303	2,321
*	NTG Nordic Transport Group A/S	34,410	1,031
*,3	OW Bunker A/S	1,000,000	—
			24,083
Finland (0.8%)
	Konecranes OYJ	86,477	7,206
	Kemira OYJ	180,205	3,835
			11,041
France (2.4%)
	Nexans SA	47,972	6,895
	JCDecaux SE	346,700	5,700
	Trigano SA	28,494	4,859
[1]	Ayvens SA	434,630	4,670
	Carmila SA	187,423	3,682
	Kaufman & Broad SA	58,195	2,074
	Valeo SE	184,320	2,005
*,2	Medincell SA	101,991	1,975
	Gaztransport Et Technigaz SA	9,928	1,867
	Wendel SE	4,511	423
			34,150
Germany (2.0%)
	CTS Eventim AG & Co. KGaA	89,492	10,106
	United Internet AG (Registered)	194,079	5,563
[2]	Schott Pharma AG & Co. KGaA	183,128	4,943
	Hensoldt AG	24,947	2,734
	Stabilus SE	68,792	1,972
*	Immatics NV	297,837	1,921
[2]	Bertrandt AG	34,128	752
*	Hypoport SE	2,227	475
			28,466
Greece (0.5%)
	Hellenic Telecommunications Organization SA	207,382	3,758
	Alpha Bank SA	825,943	3,092
			6,850
Hong Kong (1.5%)
	Kerry Properties Ltd.	1,475,500	3,940
	Dah Sing Financial Holdings Ltd.	987,650	3,664
	SUNeVision Holdings Ltd.	3,389,734	3,346
	Stella International Holdings Ltd.	1,452,813	2,885
	Techtronic Industries Co. Ltd.	222,000	2,655
	Fortune REIT	3,363,000	2,161
[1]	Crystal International Group Ltd.	1,948,500	1,400
	Dah Sing Banking Group Ltd.	1,178,000	1,377
			21,428
India (1.1%)
	Apollo Hospitals Enterprise Ltd.	94,810	8,083
	Oberoi Realty Ltd.	342,928	6,348
	Ashok Leyland Ltd.	482,076	663

		Shares	Market Value ($000)
*	PB Fintech Ltd.	3,373	69
			15,163
Ireland (0.4%)
	Bank of Ireland Group plc	348,846	4,678
	Irish Residential Properties REIT plc	1,299,994	1,447
			6,125
Israel (3.3%)
*	Fiverr International Ltd.	320,918	7,086
	Sapiens International Corp. NV	235,846	6,465
	Melisron Ltd.	51,270	5,903
*	Nova Ltd.	20,350	5,344
	Phoenix Financial Ltd.	135,341	4,611
	First International Bank of Israel Ltd.	64,739	4,497
*,2	Camtek Ltd.	47,074	4,432
*	SimilarWeb Ltd.	501,258	4,190
*	Tower Semiconductor Ltd.	85,437	3,909
			46,437
Italy (3.3%)
[2]	Italgas SpA	1,003,764	8,329
	Moncler SpA	95,476	5,092
*,1	BFF Bank SpA	412,908	4,902
	Reply SpA	31,157	4,880
[1]	Technogym SpA	297,454	4,590
*	Technoprobe SpA	526,772	4,322
	De' Longhi SpA	109,193	3,581
	Brunello Cucinelli SpA	22,582	2,532
	Saipem SpA	936,666	2,504
	PRADA SpA	409,600	2,229
	Azimut Holding SpA	33,608	1,143
[2]	Eurogroup Laminations SpA	202,184	823
	DiaSorin SpA	5,810	568
			45,495
Japan (29.4%)
	Mebuki Financial Group Inc.	1,994,752	10,816
	Sega Sammy Holdings Inc.	471,942	9,648
	OBIC Business Consultants Co. Ltd.	163,006	9,401
	Shimamura Co. Ltd.	128,387	9,296
	Kyushu Electric Power Co. Inc.	1,010,870	8,961
	Nippon Densetsu Kogyo Co. Ltd.	469,200	8,909
	GMO internet group Inc.	324,500	8,313
	Japan Elevator Service Holdings Co. Ltd.	308,300	8,230
	Nippon Gas Co. Ltd.	447,700	8,144
*	Rakuten Bank Ltd.	172,924	8,055
	Kureha Corp.	341,200	7,781
	KOMEDA Holdings Co. Ltd.	390,100	7,780
	Kissei Pharmaceutical Co. Ltd.	257,100	7,575
	Daifuku Co. Ltd.	298,300	7,552
	Resorttrust Inc.	597,685	7,404
	MISUMI Group Inc.	491,627	7,079
	Mani Inc.	837,200	7,050
	Aica Kogyo Co. Ltd.	285,400	7,027
	Kobe Bussan Co. Ltd.	263,700	7,022
	Tokyu Fudosan Holdings Corp.	987,268	6,962
	SBI Holdings Inc.	185,600	6,895
	Socionext Inc.	361,745	6,817
	Sumitomo Forestry Co. Ltd.	664,500	6,675
	Concordia Financial Group Ltd.	989,200	6,560
	Seria Co. Ltd.	351,300	6,470
	Galilei Co. Ltd.	292,800	6,423
	FP Corp.	353,191	6,296
	Ai Holdings Corp.	380,700	6,093
	DMG Mori Co. Ltd.	263,232	6,083
	Canon Marketing Japan Inc.	167,185	6,040
	Miura Co. Ltd.	301,400	6,010
	Digital Garage Inc.	226,300	5,954
	Marui Group Co. Ltd.	285,090	5,806
	ABC-Mart Inc.	308,295	5,769
	Nishi-Nippon Financial Holdings Inc.	362,400	5,724

		Shares	Market Value ($000)
	Tokyo Seimitsu Co. Ltd.	88,918	5,532
	Maruwa Co. Ltd.	17,780	5,359
	Nissan Chemical Corp.	155,517	5,070
	Mitsubishi Gas Chemical Co. Inc.	285,910	4,939
	Nabtesco Corp.	267,026	4,912
	Resonac Holdings Corp.	201,393	4,843
	Adastria Co. Ltd.	241,130	4,789
	TechnoPro Holdings Inc.	140,483	4,449
	eGuarantee Inc.	445,457	4,410
	Ibiden Co. Ltd.	102,900	4,352
	Penta-Ocean Construction Co. Ltd.	667,534	4,320
	Rorze Corp.	302,000	4,061
	PALTAC Corp.	138,157	3,954
	Harmonic Drive Systems Inc.	207,900	3,942
	M3 Inc.	320,319	3,939
	Sinfonia Technology Co. Ltd.	62,054	3,897
	THK Co. Ltd.	137,471	3,864
	Kawasaki Heavy Industries Ltd.	51,910	3,791
	ASKUL Corp.	378,554	3,781
	Kokusai Electric Corp.	170,000	3,752
	Air Water Inc.	248,945	3,678
	Japan Real Estate Investment Corp.	4,514	3,661
	Trusco Nakayama Corp.	242,500	3,532
	Japan Steel Works Ltd.	53,254	3,285
	MonotaRO Co. Ltd.	167,900	2,990
	Persol Holdings Co. Ltd.	1,550,578	2,964
	GMO Payment Gateway Inc.	52,889	2,948
	Katitas Co. Ltd.	166,900	2,799
	Asahi Intecc Co. Ltd.	177,646	2,764
	Lasertec Corp.	25,900	2,609
	Nichias Corp.	66,744	2,554
	Kansai Paint Co. Ltd.	175,585	2,486
	en Japan Inc.	211,966	2,461
*	Visional Inc.	30,631	2,394
	Toyo Suisan Kaisha Ltd.	37,200	2,377
	Nifco Inc.	95,189	2,323
	Japan Airport Terminal Co. Ltd.	74,278	2,256
	OKUMA Corp.	79,700	2,168
	Hachijuni Bank Ltd.	239,400	2,154
*	Nxera Pharma Co. Ltd.	319,084	1,922
	Tokyotokeiba Co. Ltd.	51,462	1,773
	Hakuhodo DY Holdings Inc.	217,569	1,712
*	Sansan Inc.	134,488	1,702
	Starts Corp. Inc.	53,412	1,615
	BayCurrent Inc.	25,200	1,447
	Koito Manufacturing Co. Ltd.	105,950	1,355
	KH Neochem Co. Ltd.	61,800	1,170
	Sumitomo Rubber Industries Ltd.	93,284	1,066
	MEC Co. Ltd.	55,200	1,022
	Rohto Pharmaceutical Co. Ltd.	42,000	599
	Tochigi Bank Ltd.	10,500	31
			412,393
Mexico (0.2%)
	Grupo Aeroportuario del Sureste SAB de CV Class B	63,094	1,912
*,1	Grupo Traxion SAB de CV Class A	755,461	664
			2,576
Netherlands (2.2%)
	Koninklijke Vopak NV	132,338	6,322
	Arcadis NV	125,460	6,261
*	Merus NV	81,603	5,405
	BE Semiconductor Industries NV	30,313	4,096
	Aalberts NV	118,794	3,797
	Allfunds Group plc	508,438	3,521
*	Pharvaris NV	72,954	1,450
			30,852
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	225,126	4,916

		Shares	Market Value ($000)
Norway (1.0%)
[1]	Europris ASA	489,256	4,583
	Borregaard ASA	221,787	4,278
	Storebrand ASA	232,846	3,307
	DOF Group ASA	142,525	1,305
	Subsea 7 SA	52,648	1,020
			14,493
Other (1.3%)
	iShares MSCI EAFE Small-Cap ETF	253,693	18,370
Philippines (0.1%)
	Wilcon Depot Inc.	6,400,400	1,097
Poland (0.7%)
*,1	Dino Polska SA	346,160	4,565
	Grupa Pracuj SA	181,466	3,093
	Alior Bank SA	80,027	2,156
			9,814
Singapore (0.3%)
	Keppel DC REIT	2,343,790	4,265
Slovenia (0.3%)
	Nova Ljubljanska Banka dd GDR	130,177	4,815
South Africa (0.2%)
*	Sibanye Stillwater Ltd. ADR	245,397	2,052
South Korea (0.1%)
	Park Systems Corp.	6,175	1,219
Spain (1.6%)
	Fluidra SA	248,277	6,192
	Bankinter SA	431,117	6,154
	Almirall SA	287,181	3,457
	Logista Integral SA	102,733	3,252
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,388,016	2,138
[1]	Unicaja Banco SA	463,852	1,219
			22,412
Sweden (3.7%)
[1]	Thule Group AB	329,722	9,325
	Nordnet AB publ	324,615	8,767
	Cibus Nordic Real Estate AB publ	337,707	5,983
	INVISIO AB	175,551	5,688
	AddTech AB Class B	162,113	5,450
	Hemnet Group AB	141,181	4,066
*	Haypp Group AB	195,135	3,049
*,1	BoneSupport Holding AB	86,506	2,918
	Billerud Aktiebolag	307,564	2,611
	Bufab AB	227,944	2,261
*	Cint Group AB	2,201,090	1,604
			51,722
Switzerland (3.7%)
	Ypsomed Holding AG (Registered)	16,351	7,823
	Bachem Holding AG	72,914	6,143
	Sulzer AG (Registered)	28,633	5,509
	PSP Swiss Property AG (Registered)	29,329	4,976
*	Siegfried Holding AG (Registered)	43,746	4,891
	SKAN Group AG	51,071	4,684
*,1	Montana Aerospace AG	115,317	4,016
	Emmi AG (Registered)	4,025	3,664
	Kardex Holding AG (Registered)	9,030	3,477
	Tecan Group AG (Registered)	13,884	2,749
*,1	Sensirion Holding AG	19,873	1,969
	Comet Holding AG (Registered)	6,736	1,696
			51,597
Taiwan (2.4%)
	Chroma ATE Inc.	736,888	10,552
	ASPEED Technology Inc.	45,672	6,917

			Shares	Market Value ($000)
		Voltronic Power Technology Corp.	144,252	5,666
		E Ink Holdings Inc.	448,000	3,050
		Sinbon Electronics Co. Ltd.	345,000	2,789
		Nien Made Enterprise Co. Ltd.	185,000	2,641
		Sporton International Inc.	417,000	2,228
				33,843
Thailand (0.2%)
		Bumrungrad Hospital PCL (Foreign)	517,900	2,694
United Kingdom (16.6%)
		Rotork plc	3,269,998	14,026
		Hammerson plc	2,702,360	10,560
*		Currys plc	5,832,561	8,679
		Diploma plc	122,220	8,652
		Cranswick plc	119,994	8,404
		Halma plc	184,193	7,881
		Telecom Plus plc	302,192	7,362
		Softcat plc	330,851	7,116
*		SigmaRoc plc	4,661,013	7,081
		Baltic Classifieds Group plc	1,392,659	6,590
		British Land Co. plc	1,406,728	6,465
		4imprint Group plc	136,444	6,463
*,1		Trainline plc	1,768,514	6,351
		WH Smith plc	454,752	6,138
		Weir Group plc	173,328	6,089
*		Verona Pharma plc ADR	55,921	5,877
		Games Workshop Group plc	26,593	5,698
		IMI plc	192,587	5,626
		Rightmove plc	520,109	5,613
		Fevertree Drinks plc	422,284	5,297
		easyJet plc	811,783	5,264
		Hill & Smith plc	194,785	5,243
		QinetiQ Group plc	734,176	4,813
		Tate & Lyle plc	658,348	4,648
*		Wise plc Class A	333,237	4,452
		Marks & Spencer Group plc	952,407	4,374
		Volution Group plc	482,997	4,281
		Babcock International Group plc	302,182	4,143
		Beazley plc	342,401	4,034
		Bellway plc	114,778	3,756
		Inchcape plc	376,745	3,487
		Genuit Group plc	678,550	3,485
		Elementis plc	1,453,792	3,327
		Land Securities Group plc	436,055	3,316
		Marshalls plc	1,213,380	3,311
		Genus plc	97,742	3,201
		Hiscox Ltd.	187,804	3,197
[2]		Pennon Group plc	430,086	2,841
*		Autolus Therapeutics plc ADR	1,101,950	2,645
		Bank of Cyprus Holdings plc	317,287	2,382
		ICG plc	82,515	2,363
		JET2 plc	85,716	1,836
*		Immunocore Holdings plc ADR	51,956	1,703
*,1		Watches of Switzerland Group plc	294,632	1,355
[1]		Auto Trader Group plc	77,942	860
		BP Marsh & Partners plc	83,092	763
		Howden Joinery Group plc	53,265	617
[3]		Bank of Cyprus Holdings plc (XLON)	96,850	480
*		Synthomer plc	360,097	389
				232,534
Total Common Stocks (Cost $1,127,250)				1,347,432
		Coupon
Temporary Cash Investments (4.4%)
Money Market Fund (3.9%)
[4,5]	Vanguard Market Liquidity Fund	4.367%	549,118	54,907

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.5%)
Goldman Sachs & Co. (Dated 7/31/25, Repurchase Value $6,801, collateralized by U.S. Government Agency Obligations 4.000%, 12/1/45–4/1/59, with a value of $6,936)	4.370%	8/1/25	6,800	6,800
Total Temporary Cash Investments (Cost $61,693)				61,707
Total Investments (100.6%) (Cost $1,188,943)				1,409,139
Other Assets and Liabilities—Net (-0.6%)				(7,826)
Net Assets (100%)				1,401,313
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $75,249, representing 5.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,373.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $15,381 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2025	146	19,078	(184)
MSCI Emerging Markets Index	September 2025	154	9,535	214
				30

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/17/25	INR	38,466	USD	446	—	(7)
UBS AG	9/17/25	INR	10,362	USD	120	—	(3)
JPMorgan Chase Bank, N.A.	9/17/25	SEK	2,707	USD	288	—	(10)
JPMorgan Chase Bank, N.A.	9/17/25	USD	264	EUR	230	1	—
UBS AG	9/17/25	USD	1,383	SEK	13,189	32	—
						33	(20)
EUR—euro.
INR—Indian rupee.
SEK—Swedish krona.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	54,743	2,044	—	56,787
Common Stocks—Other	81,893	1,208,272	480	1,290,645
Temporary Cash Investments	54,907	6,800	—	61,707
Total	191,543	1,217,116	480	1,409,139

Derivative Financial Instruments
Assets
Futures Contracts[1]	214	—	—	214
Forward Currency Contracts	—	33	—	33
Total	214	33	—	247
Liabilities
Futures Contracts[1]	(184)	—	—	(184)
Forward Currency Contracts	—	(20)	—	(20)
Total	(184)	(20)	—	(204)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.